Related party transactions (Tables)	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Transactions with Related Parties

Further disclosures related to other related party transactions are as follows:

	Joint operations		Joint ventures		Associates
	2019	2018	2019	2018	2019	2018
	US$M	US$M	US$M	US$M	US$M	US$M
Sales of goods/services	–	–	–	–	–	–
Purchases of goods/services	–	–	–	–	1,141.230	1,358.016
Interest income	1.532	1.764	–	–	0.826	19.337
Interest expense	–	–	–	–	0.011	–
Dividends received	–	–	–	–	509.577	693.105
Net loans made to/(repayments from) related parties	12.539	60.566	–	–	14.547	(599.979)

Summary of Outstanding Balances with Related Parties

	Joint operations		Joint ventures		Associates
	2019	2018	2019	2018	2019	2018
	US$M	US$M	US$M	US$M	US$M	US$M
Trade amounts owing to related parties	–	–	–	–	169.773	210.716
Loan amounts owing to related parties	40.513	55.667	–	–	10.097	4.097
Trade amounts owing from related parties	–	–	–	–	3.828	3.932
Loan amounts owing from related parties	15.474	18.089	–	–	33.486	12.939